UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2017

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund Schedule of Investments As of March 31, 2017 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.73%)
CONSUMER DISCRETIONARY (11.65%)
Automobiles (0.37%)
Ford Motor Co.	385,900	$4,491,876

Hotels, Restaurants & Leisure (2.58%)
Chipotle Mexican Grill, Inc.(a)	17,549	7,818,430
Hilton Worldwide Holdings, Inc.	74,166	4,335,744
Starbucks Corp.	330,381	19,290,947
		31,445,121
Household Durables (0.53%)
Lennar Corp., Class A	125,000	6,398,750

Internet & Direct Marketing Retail (3.47%)
Amazon.com, Inc.(a)	25,419	22,534,960
The Priceline Group, Inc.(a)	11,036	19,643,749
		42,178,709
Media (1.55%)
The Interpublic Group of Cos., Inc.	128,075	3,146,803
News Corp., Class A	305,600	3,972,800
News Corp., Class B	26,218	353,943
Omnicom Group, Inc.	67,575	5,825,641
Time Warner, Inc.	56,800	5,549,928
		18,849,115
Specialty Retail (2.37%)
The Home Depot, Inc.	55,600	8,163,748
Lowe's Companies, Inc.	196,339	16,141,029
Staples, Inc.	524,632	4,601,023
		28,905,800
Textiles, Apparel & Luxury Goods (0.78%)
NIKE, Inc., Class B	171,292	9,546,103

CONSUMER STAPLES (8.89%)
Beverages (0.88%)
The Coca-Cola Co.	113,700	4,825,428
Monster Beverage Corp.(a)	127,800	5,900,526
		10,725,954
Food & Staples Retailing (3.28%)
Costco Wholesale Corp.	42,575	7,139,402
CVS Health Corp.	163,245	12,814,732
Walgreens Boots Alliance, Inc.	83,100	6,901,455
Wal-Mart Stores, Inc.	84,200	6,069,136
Whole Foods Market, Inc.	235,294	6,992,938
		39,917,663

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food Products (3.42%)
Archer-Daniels-Midland Co.	256,600	$11,813,864
The Kraft Heinz Co.	80,400	7,301,124
Mondelez International, Inc., Class A	521,273	22,456,441
		41,571,429
Household Products (0.62%)
Colgate-Palmolive Co.	102,923	7,532,934

Personal Products (0.69%)
Coty, Inc., Class A	119,000	2,157,470
Unilever NV	126,100	6,264,648
		8,422,118
ENERGY (7.94%)
Energy Equipment & Services (1.82%)
Core Laboratories NV	60,448	6,982,953
Halliburton Co.	221,000	10,875,410
Schlumberger Ltd.	54,519	4,257,934
		22,116,297
Oil, Gas & Consumable Fuels (6.12%)
BP PLC(b)	126,501	4,366,815
Cenovus Energy, Inc.	496,089	5,605,806
Chevron Corp.	64,200	6,893,154
Concho Resources, Inc.(a)	29,304	3,760,875
ConocoPhillips	147,700	7,365,799
EQT Corp.	74,800	4,570,280
Exxon Mobil Corp.	103,502	8,488,199
Marathon Oil Corp.	229,700	3,629,260
Murphy Oil Corp.	143,075	4,090,514
Occidental Petroleum Corp.	99,800	6,323,328
Phillips 66	74,500	5,901,890
Pioneer Natural Resources Co.	28,600	5,326,178
Royal Dutch Shell PLC, Class A(b)	153,949	8,117,706
		74,439,804
FINANCIALS (16.73%)
Banks (6.22%)
Banco Bilbao Vizcaya Argentaria SA(b)(c)	835,300	6,356,633
Bank of America Corp.	672,041	15,853,447
BB&T Corp.	151,000	6,749,700
BOK Financial Corp.	44,400	3,475,188
Citigroup, Inc.	146,006	8,734,079
Cullen/Frost Bankers, Inc.	38,000	3,380,860
First Republic Bank	49,000	4,596,690
JPMorgan Chase & Co.	130,783	11,487,979
M&T Bank Corp.	33,000	5,106,090

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(b)	650,000	$4,121,000
Regions Financial Corp.	400,825	5,823,987
		75,685,653
Capital Markets (5.19%)
Ameriprise Financial, Inc.	52,000	6,743,360
Bank of New York Mellon Corp.	159,000	7,509,570
The Charles Schwab Corp.	165,300	6,745,893
Franklin Resources, Inc.	168,889	7,116,982
The Goldman Sachs Group, Inc.	35,709	8,203,072
Morgan Stanley	188,100	8,058,204
State Street Corp.	170,485	13,572,311
UBS Group AG	325,600	5,193,320
		63,142,712
Consumer Finance (0.56%)
Capital One Financial Corp.	78,440	6,797,610

Diversified Financial Services (0.64%)
Voya Financial, Inc.	205,650	7,806,474

Insurance (4.12%)
The Allstate Corp.	91,200	7,431,888
American International Group, Inc.	112,956	7,051,843
Axis Capital Holdings Ltd.	89,225	5,980,752
Chubb Ltd.	117,600	16,023,000
Marsh & McLennan Cos., Inc.	102,000	7,536,780
Metlife, Inc.	115,850	6,119,197
		50,143,460
HEALTH CARE (14.38%)
Biotechnology (3.40%)
AbbVie, Inc.	101,300	6,600,708
Alexion Pharmaceuticals, Inc.(a)	43,700	5,298,188
Amgen, Inc.	31,500	5,168,205
BioMarin Pharmaceutical, Inc.(a)	53,073	4,658,748
Celgene Corp.(a)	99,621	12,395,841
Regeneron Pharmaceuticals, Inc.(a)	18,636	7,221,636
		41,343,326
Health Care Equipment & Supplies (2.42%)
Abbott Laboratories	218,730	9,713,799
Baxter International, Inc.	141,700	7,348,562
Danaher Corp.	63,500	5,431,155
Medtronic PLC	86,200	6,944,272
		29,437,788

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Providers & Services (3.95%)
Acadia Healthcare Co., Inc.(a)(c)	191,237	$8,337,933
Cardinal Health, Inc.	89,300	7,282,415
Cigna Corp.	43,391	6,356,348
Express Scripts Holding Co.(a)	96,800	6,380,088
McKesson Corp.	40,583	6,016,836
Quest Diagnostics, Inc.	76,900	7,550,811
UnitedHealth Group, Inc.	37,449	6,142,010
		48,066,441
Health Care Technology (0.65%)
Cerner Corp.(a)	133,617	7,863,361

Life Sciences Tools & Services (0.24%)
Illumina, Inc.(a)	16,895	2,882,963

Pharmaceuticals (3.72%)
Allergan PLC	24,634	5,885,555
Johnson & Johnson	60,200	7,497,910
Merck & Co., Inc.	113,300	7,199,082
Mylan, Inc.(a)	128,325	5,003,392
Novartis AG(b)	73,000	5,421,710
Novo Nordisk AS(b)	210,824	7,227,047
Pfizer, Inc.	207,400	7,095,154
		45,329,850
INDUSTRIALS (5.35%)
Aerospace & Defense (1.80%)
General Dynamics Corp.	38,000	7,113,600
Northrop Grumman Corp.	30,900	7,349,256
Raytheon Co.	48,600	7,411,500
		21,874,356
Commercial Services & Supplies (0.62%)
Waste Management, Inc.	104,200	7,598,264

Machinery (1.95%)
Deere & Co.	14,316	1,558,440
Dover Corp.	92,275	7,414,296
Oshkosh Corp.	97,000	6,653,230
Parker-Hannifin Corp.	23,342	3,742,189
Stanley Black & Decker, Inc.	32,471	4,314,422
		23,682,577
Road & Rail (0.59%)
Kansas City Southern	83,317	7,145,266

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Trading Companies & Distributors (0.39%)
Fastenal Co.	92,700	$4,774,050

INFORMATION TECHNOLOGY (24.09%)
Communications Equipment (0.61%)
Cisco Systems, Inc.	219,300	7,412,340

Electronic Equipment, Instruments & Components (0.21%)
Corning, Inc.	94,115	2,541,105

Internet Software & Services (4.09%)
Alphabet, Inc., Class C(a)	29,321	24,323,529
Facebook, Inc., Class A(a)	178,980	25,424,109
		49,747,638
IT Services (5.91%)
Alliance Data Systems Corp.	31,157	7,758,093
Automatic Data Processing, Inc.	83,862	8,586,630
Cognizant Technology Solutions Corp., Class A(a)	123,305	7,339,114
FleetCor Technologies, Inc.(a)	57,364	8,686,630
Mastercard, Inc., Class A	45,000	5,061,150
PayPal Holdings, Inc.(a)	245,790	10,573,886
Visa, Inc., Class A	268,458	23,857,862
		71,863,365
Semiconductors & Semiconductor Equipment (1.68%)
Intel Corp.	360,266	12,994,795
Microchip Technology, Inc.	101,000	7,451,780
		20,446,575
Software (9.73%)
Adobe Systems, Inc.(a)	147,406	19,181,943
ANSYS, Inc.(a)	48,777	5,212,798
CA, Inc.	211,600	6,711,952
Microsoft Corp.	118,600	7,810,996
Mobileye NV(a)	157,251	9,655,211
Oracle Corp.	357,400	15,943,614
Red Hat, Inc.(a)	103,717	8,971,521
Salesforce.com, Inc.(a)	272,679	22,493,291
SAP SE(b)(c)	78,624	7,718,518
ServiceNow, Inc.(a)	83,381	7,293,336
Splunk, Inc.(a)	118,529	7,383,171
		118,376,351
Technology Hardware, Storage & Peripherals (1.86%)
Apple, Inc.	71,115	10,216,381
Hewlett Packard Enterprise Co.	247,196	5,858,545
HP, Inc.	234,400	4,191,072

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology	53,050	$2,436,587
		22,702,585
MATERIALS (3.28%)
Chemicals (2.67%)
Air Products & Chemicals, Inc.	26,300	3,558,127
The Dow Chemical Co.	95,000	6,036,300
Ecolab, Inc.	78,105	9,789,681
EI du Pont de Nemours & Co.	95,400	7,663,482
PPG Industries, Inc.	51,500	5,411,620
		32,459,210
Construction Materials (0.61%)
Martin Marietta Materials, Inc.	34,100	7,442,325

REAL ESTATE (3.01%)
Equity Real Estate Investment Trusts (3.01%)
American Tower Corp.	107,850	13,108,089
Equinix, Inc.	40,652	16,275,841
Equity Residential	116,500	7,248,630
		36,632,560
TELECOMMUNICATION SERVICES (1.15%)
Diversified Telecommunication Services (1.15%)
AT&T, Inc.	174,900	7,267,095
Verizon Communications, Inc.	138,500	6,751,875
		14,018,970
UTILITIES (1.26%)
Electric Utilities (0.63%)
Edison International	95,800	7,626,638

Gas Utilities (0.35%)
National Fuel Gas Co.	72,000	4,292,640

Independent Power and Renewable Electricity Producers (0.28%)
AES Corp.	307,000	3,432,260

TOTAL COMMON STOCKS
(COST OF $992,045,935)		1,189,110,386

SHORT TERM INVESTMENTS (3.42%)
MONEY MARKET FUND (2.22%)
State Street Institutional U.S. Government Money Market Fund, 0.62%(d)
(COST OF $27,003,255)	27,003,255	27,003,255

SHARES		MARKET VALUE
SHORT TERM INVESTMENTS (continued)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.20%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%
(COST OF $14,585,188)	14,585,188	$14,585,188

TOTAL SHORT TERM INVESTMENTS
(COST OF $41,588,443)		41,588,443

TOTAL INVESTMENTS (101.15%)
(COST OF $1,033,634,378)(e)		1,230,698,829

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.15%)		(13,951,885)

NET ASSETS (100.00%)		$1,216,746,944

NET ASSET VALUE PER SHARE
(189,439,556 SHARES OUTSTANDING)		$6.42

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,304,910.
(d)	Rate reflects seven-day effective yield on March 31, 2017.
(e)	Cost of investments for federal income tax purposes is $1,034,946,816.

Gross unrealized appreciation and depreciation at March 31, 2017 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$236,902,496
Gross unrealized depreciation	(41,150,483)
Net unrealized appreciation	$195,752,013

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund
Notes to Schedule of Investments
As of March 31, 2017 (unaudited)

Security Valuation
Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2017, the Fund held no securities that were fair valued.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of March 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Liberty All-Star® Equity Fund	$16,304,910	$14,585,188	$2,098,600	$16,683,788

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of  March 31, 2017:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,189,110,386	$–	$–	$1,189,110,386
Short Term Investment	27,003,255	–	–	27,003,255
Investments Purchased with Collateral from Securities Loaned	14,585,188	–	–	14,585,188
Total	$1,230,698,829	$–	$–	$1,230,698,829

*   See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 24, 2017

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	May 24, 2017